ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Changes in Equity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 291,343	$ 239,435	$ 270,058
Ordinary shares issued for share based compensation	624	21	161
Share repurchase as treasury stock		(2,846)	(3,421)
Share-based compensation	1,359	1,251	3,502
Foreign currency translation adjustment	(6,874)	7,582	2,144
Capital contribution from non-controlling interests	11,241	60,209
Acquisition of non-controlling interests		(2,789)
Disposal of equity interests of AM Film and AM Lianhe	3,088
Net loss	(31,826)	(11,520)	(32,241)
Ending Balance	268,872	291,343	239,435
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	119,134,135	122,112,485	125,247,597
Beginning Balance	128	128	128
Ordinary shares issued for share based compensation, shares	808,278	18,400	137,166
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss
Ending Balance, shares	119,942,413	119,134,135	122,112,485
Ending Balance	128	128	128
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase as treasury stock, shares		(2,996,750)	(3,272,278)
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	313,912	278,652	275,150
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation	1,359	1,251	3,502
Foreign currency translation adjustment
Capital contribution from non-controlling interests	6,463	39,825
Acquisition of non-controlling interests		(5,816)
Disposal of equity interests of AM Film and AM Lianhe	1,433
Net loss
Ending Balance	323,167	313,912	278,652
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(9,860)	(7,035)	(3,775)
Ordinary shares issued for share based compensation	624	21	161
Share repurchase as treasury stock		(2,846)	(3,421)
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss
Ending Balance	(9,236)	(9,860)	(7,035)
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	40,229	32,948	30,734
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment	(6,414)	7,281	2,214
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss
Ending Balance	33,815	40,229	32,948
AirMedia Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	270,966	241,876	272,148
Ordinary shares issued for share based compensation	624	21	161
Share repurchase as treasury stock		(2,846)	(3,421)
Share-based compensation	1,359	1,251	3,502
Foreign currency translation adjustment	(6,414)	7,281	2,214
Capital contribution from non-controlling interests	6,463	39,825
Acquisition of non-controlling interests		(5,816)
Disposal of equity interests of AM Film and AM Lianhe	1,433
Net loss	(25,695)	(10,626)	(32,728)
Ending Balance	248,736	270,966	241,876
AirMedia Group Inc. [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	119,134,135	122,112,485	125,247,597
Beginning Balance	128	128	128
Ordinary shares issued for share based compensation, shares	808,278	18,400	137,166
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss
Ending Balance, shares	119,942,413	119,134,135	122,112,485
Ending Balance	128	128	128
AirMedia Group Inc. [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase as treasury stock, shares		(2,996,750)	(3,272,278)
AirMedia Group Inc. [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	313,912	278,652	275,150
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation	1,359	1,251	3,502
Foreign currency translation adjustment
Capital contribution from non-controlling interests	6,463	39,825
Acquisition of non-controlling interests		(5,816)
Disposal of equity interests of AM Film and AM Lianhe	1,433
Net loss
Ending Balance	323,167	313,912	278,652
AirMedia Group Inc. [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(9,860)	(7,035)	(3,775)
Ordinary shares issued for share based compensation	624	21	161
Share repurchase as treasury stock		(2,846)	(3,421)
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss
Ending Balance	(9,236)	(9,860)	(7,035)
AirMedia Group Inc. [Member] | Accumulated deficits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(73,443)	(62,817)	(30,089)
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss	(25,695)	(10,626)	(32,728)
Ending Balance	(99,138)	(73,443)	(62,817)
AirMedia Group Inc. [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	40,229	32,948	30,734
Ordinary shares issued for share based compensation
Share repurchase as treasury stock
Share-based compensation
Foreign currency translation adjustment	(6,414)	7,281	2,214
Capital contribution from non-controlling interests
Acquisition of non-controlling interests
Disposal of equity interests of AM Film and AM Lianhe
Net loss
Ending Balance	$ 33,815	$ 40,229	$ 32,948